Note 15 - Financial Instruments with Off-balance Sheet Risk (Details) - Financial Instrument Commitments - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loan Origination Commitments [Member]
Note 15 - Financial Instruments with Off-balance Sheet Risk (Details) - Financial Instrument Commitments [Line Items]
Contractual obligations	$ 5,995	$ 7,763
Unfunded Commitments Under Lines of Credit [Member]
Note 15 - Financial Instruments with Off-balance Sheet Risk (Details) - Financial Instrument Commitments [Line Items]
Contractual obligations	$ 12,489	$ 21,427